UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    April 21, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               79
                                                  -----------------------

Form 13F Information Table Value Total:             136973 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4969     53142SH               Sole        N/A       53142
Agilent Technologies            Common     00846U101        2246     50150SH               Sole        N/A       50150
Automatic Data Processing       Common     053015103        2516     49043SH               Sole        N/A       49043
Banco Santander Central         Common     05964H105         637     54405SH               Sole        N/A       54405
Bank of New York Mellon         Common      64057102        1676     56111SH               Sole        N/A       56111
Bank of Nova Scotia             Common      64149107         564      9180SH               Sole        N/A        9180
Bard CR Inc.                    Common      67383109        2262     22762SH               Sole        N/A       22762
BB&T Corporation                Common      54937107        2384     86860SH               Sole        N/A       86860
Becton Dickinson & Co           Common      75887109        2474     31078SH               Sole        N/A       31078
BHP Billiton ADR                ADR         88606108        1374     14330SH               Sole        N/A       14330
Canon ADR                       ADR        138006309         893     20593SH               Sole        N/A       20593
Carbo Ceramics                  Common     140781105        3150     22324SH               Sole        N/A       22324
Cisco Systems Inc.              Common     17275R102        1881    109683SH               Sole        N/A      109683
Coca-Cola                       Common     191216100        2560     38584SH               Sole        N/A       38584
ConocoPhillips                  Common     20825C104        2676     33504SH               Sole        N/A       33504
Costco Wholesale Corp Del       Common     22160K105        2727     37198SH               Sole        N/A       37198
Credit Suisse                   Common     225401108         575     13493SH               Sole        N/A       13493
Cummins Inc                     Common     231021106         441      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        4245     43810SH               Sole        N/A       43810
Dentsply International          Common     249030107        2447     66141SH               Sole        N/A       66141
DuPont                          Common     263534107        3193     58094SH               Sole        N/A       58094
Elbit Systen=ms Ltd.            Common     M3760D101         227      4120SH               Sole        N/A        4120
Eli Lilly                       Common     532457108        1535     43637SH               Sole        N/A       43637
ENI S P A Sponsored Adr         ADR        26874R108         660     13433SH               Sole        N/A       13433
Exxon Mobil                     Common     30231G102        5867     69743SH               Sole        N/A       69743
FedEX Corp                      Common     31428X106        1248     13336SH               Sole        N/A       13336
General Electric Co             Common     369604103        3314    165301SH               Sole        N/A      165301
General Mills                   Common     370334104        2454     67151SH               Sole        N/A       67151
Google Inc Class A              Common     38259P508        2121      3615SH               Sole        N/A        3615
Harris Corp                     Common     413275105        2052     41377SH               Sole        N/A       41377
Honda Motor ADR                 ADR        438128308         491     13081SH               Sole        N/A       13081
HSBC Holdings ADR               ADR        404280406         673     12987SH               Sole        N/A       12987
Idexx Laboratories              Common     45168D104        2991     38738SH               Sole        N/A       38738
Illinois Tool Works Inc         Common     452308109        2305     42904SH               Sole        N/A       42904
Intel                           Common     458140100        1983     98242SH               Sole        N/A       98242
Internatl Business Mach         Common     459200101        4771     29258SH               Sole        N/A       29258
IShares MSCI EAFE IndexFund     ETF        464287465         250      4153SH               Sole        N/A        4153
IShares S&P Small Cap 600       ETF        464287804         212      2884SH               Sole        N/A        2884
IShares Trust S&P Midcap        ETF        464287507         392      3975SH               Sole        N/A        3975
J P Morgan Chase & Co Inc       Common     46625H100        2429     52710SH               Sole        N/A       52710
Johnson & Johnson               Common     478160104        5013     84615SH               Sole        N/A       84615
Kimberly Clark                  Common     494368103        3060     46883SH               Sole        N/A       46883
Laboratory CP Amer Hldgs        Common     50540R409        2443     26515SH               Sole        N/A       26515
Lowes                           Common     548661107        2245     84953SH               Sole        N/A       84953
Makita Corp ADR                 ADR        560877300         603     12872SH               Sole        N/A       12872
McCormick & Company             Common     579780206        2356     49263SH               Sole        N/A       49263
McDonalds                       Common     580135101         204      2683SH               Sole        N/A        2683
MDU Resources Group Inc         Common     552690109        1748     76121SH               Sole        N/A       76121
Medtronic Inc.                  Common     585055106        2029     51567SH               Sole        N/A       51567
Merck & Co Inc                  Common     58933Y105        1938     58709SH               Sole        N/A       58709
Microsoft                       Common     594918104        2133     84029SH               Sole        N/A       84029
National Fuel Gas Co            Common     636180101        2626     35493SH               Sole        N/A       35493
Novartis ADR                    ADR        66987V109         853     15703SH               Sole        N/A       15703
Pepsico                         Common     713448108        1741     27036SH               Sole        N/A       27036
Potash Corp Saskatchewan        Common     73755L107         635     10778SH               Sole        N/A       10778
Proctor & Gamble                Common     742718109        3712     60264SH               Sole        N/A       60264
Progress Energy, Inc            Common     743263105        2047     44367SH               Sole        N/A       44367
Royal Bank Canada PV$1          Common     780087102         541      8725SH               Sole        N/A        8725
Royal Dutch Shell PLC           Common     780259206         753     10336SH               Sole        N/A       10336
Salix Pharmaceuticals LTD       Common     795435106        2452     69999SH               Sole        N/A       69999
Sanofi Aventis Spon ADR         ADR        80105N105         840     23839SH               Sole        N/A       23839
SAP AG ADR                      ADR        803054204         554      9022SH               Sole        N/A        9022
Scana                           Common     80589M102        1512     38396SH               Sole        N/A       38396
Tele Norte Leste Part ADR       ADR        879246106         434     24735SH               Sole        N/A       24735
Telefonica SA ADR               ADR        879382208         698     27686SH               Sole        N/A       27686
Teva Pharmaceuticals            Common     881624209         604     12044SH               Sole        N/A       12044
Total SA Sponsor ADR            ADR        89151E109         461      7559SH               Sole        N/A        7559
Toyota Motor Corp. ADR          ADR        892331307         670      8346SH               Sole        N/A        8346
Unilever PLC NEW ADR            ADR        904767704         915     29875SH               Sole        N/A       29875
Union Pacific Corp              Common     907818108         447      4550SH               Sole        N/A        4550
United Parcel Service Class B   Common     911312106        1103     14846SH               Sole        N/A       14846
United Technologies Corp        Common     913017109         206      2435SH               Sole        N/A        2435
US 1-3 Year Credit Bond Fund    ETF        464288646        1779     17034SH               Sole        N/A       17034
US Aggregate Bond Fund          ETF        464287226         336      3195SH               Sole        N/A        3195
US Int Credit Bond Fund         ETF        464288638         388      3685SH               Sole        N/A        3685
Vale Sa Adr                     ADR        91912E105         447     13406SH               Sole        N/A       13406
Vanguard Emerging Market        ETF        922042858         275      5625SH               Sole        N/A        5625
Wal Mart Stores Inc             Common     931142103        2061     39596SH               Sole        N/A       39596
Wells Fargo & Co                Common     949746101        2243     70720SH               Sole        N/A       70720


TOTAL:  $136973 (thousands)

